Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

March 31, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Money Market Trust
(File Nos. 033-13179 and 811-05099)
CIK No. 0000812195

Ladies and Gentlemen:

On behalf of Pioneer Money Market Trust, (the "Trust"), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "1933 Act"), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of the prospectus for Pioneer U.S. Government Money Market Fund (a series of the Trust), which was filed under Rule 497(e) on March 24, 2020 (SEC Accession No. 0000276776-20-000088).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz Jeremy B. Kantrowitz

cc:Christopher J. Kelley, Esq. Toby R. Serkin, Esq.